Annual Total Returns- Janus Henderson Small Cap Value Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson Small Cap Value Fund - Class T	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	17.87%	(3.43%)	8.99%	29.66%	7.30%	(2.66%)	26.32%	12.61%	(13.18%)	26.03%